Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582	[1],[2]	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	765,583	[3]	828,193	[3]
Avg orig FICO	732		734
Avg Refreshed FICO	711		717
Loans, net of unearned income	765,583	[4]	828,193	[5]
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period Pre2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	200,999	[6]	166,104
Avg orig FICO	725		726
Avg Refreshed FICO	728		739
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	29,948		32,350
Avg orig FICO	714		719
Avg Refreshed FICO	691		690
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	49,055		60,966
Avg orig FICO	740		740
Avg Refreshed FICO	713		733
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	92,863		112,158
Avg orig FICO	733		735
Avg Refreshed FICO	713		710
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	267,367		306,776
Avg orig FICO	734		734
Avg Refreshed FICO	711		706
Permanent Mortgage Portfolio Segment [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Permanent Mortgage - Period End Balance	125,351		149,839
Avg orig FICO	741		742
Avg Refreshed FICO	712		718
Restricted Permanent Mortgage Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 13,200		$ 40,600		$ 55,700

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Balances as of December 31, 2012 and 2011 include $13.2 million and $40.6 million of restricted loans and secured borrowing balances, respectively.
[4]	Includes restricted real estate loans and secured borrowings.
[5]	Includes restricted real estate loans and secured borrowings
[6]	Increase in 2012 balance within the 2003 vintage reflected the impact of clean-up calls exercised by FHN during 2012.